UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 11, 2002

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		39

FORM 13F Information Table Value Total:	$117,162,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101      731   158989 SH       SOLE                    68369             90620
AFLAC Inc.                     COM              001055102     2768   112706 SH       SOLE                   112706
ASML Holding N V               COM              N07059111     5552   325608 SH       SOLE                   174618            150990
Affymetrix                     COM              00826T108     2652    70257 SH       SOLE                    21922             48335
Amdocs                         COM              G02602103     3027    89098 SH       SOLE                    35328             53770
Applied Materials              COM              038222105      337     8396 SH       SOLE                     8396
Barr Labs                      COM              068306109     1616    20360 SH       SOLE                      500             19860
Biovail Corporation            COM              09067J109    15671   278595 SH       SOLE                   200150             78445
Brigham Exploration            COM              109178103       66    21970 SH       SOLE                     1780             20190
Business Objects ADR           COM              12328X107     8017   237188 SH       SOLE                   139449             97739
Concord Camera                 COM              206156101     3488   440378 SH       SOLE                   232763            207615
Ditech                         COM              25500M103     1613   268023 SH       SOLE                   133888            134135
Federal Nat'l Mtg.             COM              313586109      923    11609 SH       SOLE                    11609
Flir Systems                   COM              302445101     5494   144885 SH       SOLE                    71635             73250
General Electric               COM              369604103      805    20075 SH       SOLE                    20075
Home Depot                     COM              437076102      737    14452 SH       SOLE                    14452
IBM                            COM              459200101      393     3253 SH       SOLE                     3253
Intel Corp.                    COM              458140100     2768    88005 SH       SOLE                    88005
KV Pharmaceutical Cl A         COM              482740206    15081   511227 SH       SOLE                   361488            149739
Kraft Foods Inc Class A        COM              50075N104      341    10014 SH       SOLE                    10014
Lehman Brothers Hldgs          COM              524908100     1624    24310 SH       SOLE                                      24310
Lilly Eli                      COM              532457108      483     6155 SH       SOLE                     6155
MFC Bancorp                    COM              55271X202     5405   469960 SH       SOLE                   292755            177205
Newport Corp.                  COM              651824104      474    24590 SH       SOLE                     2250             22340
Nextel Communications          COM              65332V103     2657   242412 SH       SOLE                    86062            156350
Novellus Systems               COM              670008101    10093   255849 SH       SOLE                   152799            103050
Pfizer                         COM              717081103     1590    39897 SH       SOLE                    39897
Philip Morris Cos.             COM              718154107      477    10405 SH       SOLE                    10405
Phoenix Technology             COM              719153108      881    75720 SH       SOLE                    38880             36840
Procter & Gamble               COM              742718109      332     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1580    31294 SH       SOLE                    31294
Quest Diagnostics              COM              74834L100      237     3300 SH       SOLE                      725              2575
Rainbow Technology             COM              750862104     2685   362887 SH       SOLE                   197622            165265
Schering Plough                COM              806605101      658    18374 SH       SOLE                    18374
Scientific Games               COM              80874P109      209    23925 SH       SOLE                     6400             17525
Seitel Inc.                    COM              816074306     4716   346760 SH       SOLE                   161730            185030
Staples Inc.                   COM              855030102     1454    77767 SH       SOLE                    39092             38675
Three-Five Systems             COM              88554L108     5732   360260 SH       SOLE                   206721            153539
Veeco Instr                    COM              922417100     3794   105240 SH       SOLE                    44895             60345